Note 6 - Property and Equipment - Summary of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property and equipment, gross	$ 88,819	$ 82,325
Less accumulated depreciation and amortization	(32,014)	(28,987)
Property and equipment, net	56,805	53,338
Land and Land Improvements [Member]
Property and equipment, gross	16,764	15,588
Building and Building Improvements [Member]
Property and equipment, gross	52,974	48,603
Machinery and Equipment [Member]
Property and equipment, gross	8,567	7,122
Office Equipment [Member]
Property and equipment, gross	9,638	8,773
Vehicles [Member]
Property and equipment, gross	865	791
Construction in Progress [Member]
Property and equipment, gross	$ 11	$ 1,448